Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,920,374.39
Total Fee Amount	2,612.90
Total Offset Amount	0.00
Net Fee	$ 2,612.90
Offering Table N/A
Offset Table N/A	N/A